Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Classification) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current assets	$ 0	$ 101
Noncurrent assets (included in other noncurrent assets)	30	25
Total deferred income tax assets	30	126
Current liabilities (included in accounts payable and accrued liabilities)	0	(4)
Noncurrent liabilities	(1,468)	(2,445)
Total deferred income tax liabilities	(1,468)	(2,449)
Net deferred income tax liability	$ (1,438)	$ (2,323)